Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Sales	$ 4,912,144	$ 2,570,936	$ 8,422,186	$ 5,007,315	$ 12,605,146	$ 15,253,685
Cost of sales	(2,881,472)	(1,687,705)	(4,946,353)	(3,364,764)	(8,639,658)	(8,427,608)
Gross profit	2,030,672	883,231	3,475,833	1,642,551	3,965,488	6,826,077
Operating Expenses:
General and administrative expenses	1,318,504	1,142,497	2,911,873	2,131,662	7,452,864	6,617,249
Selling expenses	242,976	147,058	464,537	285,147
Research and development expenses	206,504	53,392	428,118	115,156	399,624	240,873
Total Operating Expenses	1,767,984	1,342,947	3,804,528	2,531,965	7,852,488	6,858,122
Income (Loss) from operations	262,688	(459,716)	(328,695)	(889,414)	(3,887,000)	(32,045)
Interest expense	(1,014,852)	(108,686)	(4,487,697)	(222,195)	(1,242,853)	(439,018)
Gain on change in fair market value of derivative liability	37,726		455,918		(281,508)
Equity in earnings (loss) unconsolidated subsidiary					(42,677)	55,305
Loss before provision for income taxes	(714,438)	(568,402)	(4,360,474)	(1,111,609)	(5,454,038)	(415,758)
Provision for income taxes					3,272	(95,945)
Net loss	$ (714,438)	$ (568,402)	$ (4,360,474)	$ (1,111,609)	$ (5,457,310)	$ (319,813)
Net loss per common share	$ (0.03)	$ (0.01)	$ (0.19)	$ (0.03)	$ (0.11)	$ (0.01)
Basic and diluted weighted average common shares outstanding	59,104,151	41,388,416	57,735,240	39,543,208	50,443,025	44,749,999